EXHIBIT 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	April 2006
Distribution Date	05/15/06
Transaction Month	2
30/360 Days	30
Actual/360 Days	28
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%	March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%	February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%	June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%	November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%	November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%	November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%	November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$98,816,160.44	0.4940808	$58,435,004.60	0.2921750	$40,381,155.84
Class A-2 Notes	$258,000,000.00	1.0000000	$258,000,000.00	1.0000000	$—
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$820,216,160.44	0.8901847	$779,835,004.60	0.8463588	$40,381,155.84

Weighted Avg. Coupon (WAC)	7.71%		7.70%
Weighted Avg. Remaining Maturity (WARM)	58.17		57.24
Pool Receivables Balance	$905,287,664.66		$866,059,719.74
Remaining Number of Receivables	57,661		55,885

Adjusted Pool Balance	$848,372,922.73		$810,952,889.71

III. COLLECTIONS

Principal:
Principal Collections	$39,000,157.73
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$20,501.15

Total Principal Collections	$39,020,658.88

Interest:
Interest Collections	$5,590,697.99
Late Fees & Other Charges	$46,971.71
Interest on Repurchase Principal	$—

Total Interest Collections	$5,637,669.70

Collection Account Interest	$238,275.74
Reserve Account Interest	$18,032.92
Servicer Advances	$—

Total Collections	$44,914,637.24

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	April 2006
Distribution Date	05/15/06
Transaction Month	2
30/360 Days	30
Actual/360 Days	28
IV. DISTRIBUTIONS

Total Collections	$44,914,637.24
Reserve Account Release	$—
Reserve Account Draw	$—

Total Available for Distribution	$44,914,637.24

	Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	$754,406.39	$754,406.39	$754,406.39

Collection Account Interest			$238,275.74
Late Fees & Other Charges			$46,971.71

Total due to Servicer			$1,039,653.84

2. Class A Noteholders Interest:
Class A-1 Notes	$371,834.23	$371,834.23
Class A-2 Notes	$1,102,950.00	$1,102,950.00
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$3,050,852.56	$3,050,852.56	$3,050,852.56

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$40,381,155.84

9. Regular Principal Distribution Amount:			$40,381,155.84

	Distributable Amount	Paid Amount

Class A-1 Notes		$40,381,155.84
Class A-2 Notes		$—
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$137,997,067.34	$40,381,155.84
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$35,690,831.37	$—
Class D Notes Total:	$25,002,113.55	$—

Total Noteholders Principal		$40,381,155.84

10. Available Amounts Remaining to reserve account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$56,914,741.93
Beginning Period Amount	$56,914,741.93
Current Period Amortization	$1,807,911.89
Ending Period Required Amount	$55,106,830.03
Ending Period Amount	$55,106,830.03
Next Distribution Date Required Amount	$53,322,386.15

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	April 2006
Distribution Date	05/15/06
Transaction Month	2
30/360 Days	30
Actual/360 Days	28
VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$—
Current Period Release to Depositor	$—
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07
VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$28,156,762.29	$31,117,885.11	$56,119,998.66
Overcollateralization as a % of Original Pool (unadjusted)	2.81%	3.11%	5.61%
Overcollateralization as a % of Current Pool (unadjusted)	3.11%	3.59%	6.48%
VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.92%	55,283	98.96%	$857,031,019.00
30 - 59 Days	0.86%	478	0.83%	$7,213,268.32
60 - 89 Days	0.20%	114	0.20%	$1,690,701.90
90 + Days	0.02%	10	0.01%	$124,730.52

		55,885		$866,059,719.74
Total
Delinquent Receivables 60 + days past due	0.22%	124	0.21%	$1,815,432.42
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.08%	46	0.08%	$685,283.39
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$—

Three-Month Average Delinquency Ratio	0.10%		0.10%

Repossession in Current Period				53
Repossession Inventory				54

Charge-Offs
Gross Principal of Charge-Off for Current Period				$227,787.19
Recoveries				$(20,501.15)

Net Charge-offs for Current Period				$207,286.04

Beginning Pool Balance for Current Period				$905,287,664.66

Net Loss Ratio				0.27%
Net Loss Ratio for 1st Preceding Collection Period				0.11%
Net Loss Ratio for 2nd Preceding Collection Period				N/A

Three-Month Average Net Loss Ratio for Current Period				N/A

Cumulative Net Losses for All Periods				$297,831.67
Cumulative Net Losses as a % of Initial Pool Balance				0.03%

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